CONVERTIBLE SENIOR NOTES (Schedule of future principal payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Aggregate future principal payments for long-term debt, including short-term loans
2016	$ 100,000
2017
2018	$ 400,000
2019
2020 and thereafter	$ 300,000
Total	$ 800,000